Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Countrywide Home Loans Servicing LP; Fifth Third Mortgage
Company; Greenpoint Mortgage Funding Inc.; JPMorgan
Chase Bank, N.A.; PHH Mortgage Corporation
December 26, 2006
November 29, 2006
November 01, 2006
J.P. Morgan Securities Inc
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
26-Dec-06
Determination Date 15-Dec-06 Accrual Periods: Begin End
Record Date - Fixed Rate Certificates 30-Nov-06 Libor Certificates, 2-A-2 11/30/2006 12/25/2006
Record Date - LIBOR, 2-A-2 Certificates 22-Dec-06 Fixed Rate Certificates 11/1/2006 11/30/2006
Payment Detail:
Pass
Realized
Through
Original
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Balance (2)
1-A-1 5.48000% $380,000,000.00 $380,000,000.00 $5,343,783.68 $1,446,111.11 $6,789,894.79 $0.00 $374,656,216.32
1-A-2 5.38000% $207,065,000.00 $207,065,000.00 $4,958,946.88 $773,617.85 $5,732,564.73 $0.00 $202,106,053.12
1-A-3 5.48000% $65,633,000.00 $65,633,000.00 $0.00 $249,770.03 $249,770.03 $0.00 $65,633,000.00
1-A-4 5.55000% $79,936,000.00 $79,936,000.00 $0.00 $308,086.67 $308,086.67 $0.00 $79,936,000.00
1-A-5 5.53000% $81,404,000.00 $81,404,000.00 $1,144,750.97 $312,613.97 $1,457,364.94 $0.00 $80,259,249.03
1-M-1 5.61000% $15,155,000.00 $15,155,000.00 $0.00 $59,041.35 $59,041.35 $0.00 $15,155,000.00
1-M-2 5.63000% $6,495,000.00 $6,495,000.00 $0.00 $25,393.65 $25,393.65 $0.00 $6,495,000.00
1-M-3 5.65000% $4,330,000.00 $4,330,000.00 $0.00 $16,989.24 $16,989.24 $0.00 $4,330,000.00
1-M-4 5.69000% $4,330,000.00 $4,330,000.00 $0.00 $17,109.51 $17,109.51 $0.00 $4,330,000.00
1-M-5 5.72000% $4,330,000.00 $4,330,000.00 $0.00 $17,199.72 $17,199.72 $0.00 $4,330,000.00
1-B-1 6.27000% $6,495,000.00 $6,495,000.00 $0.00 $28,280.31 $28,280.31 $0.00 $6,495,000.00
1-B-2 7.22000% $4,330,000.00 $4,330,000.00 $0.00 $21,710.14 $21,710.14 $0.00 $4,330,000.00
2-A-1 5.30000% $62,500,000.00 $62,500,000.00 $563,750.85 $276,041.67 $839,792.52 $0.00 $61,936,249.15
2-A-2 5.40000% $82,846,000.00 $82,846,000.00 $1,000.00 $310,672.50 $311,672.50 $0.00 $82,845,000.00
2-A-3 5.65000% $23,153,000.00 $23,153,000.00 $0.00 $109,012.04 $109,012.04 $0.00 $23,153,000.00
2-A-4 5.75000% $26,921,000.00 $26,921,000.00 $0.00 $128,996.46 $128,996.46 $0.00 $26,921,000.00
2-A-5 5.75000% $21,300,000.00 $21,300,000.00 $0.00 $102,062.50 $102,062.50 $0.00 $21,300,000.00
2-A-6 5.75000% $23,553,000.00 $23,553,000.00 $0.00 $112,858.13 $112,858.13 $0.00 $23,553,000.00
2-A-7 5.60000% $19,753,000.00 $19,753,000.00 $0.00 $92,180.67 $92,180.67 $0.00 $19,753,000.00
2-A-8 5.75000% $28,892,000.00 $28,892,000.00 $62,750.58 $138,440.83 $201,191.41 $0.00 $28,829,249.42
2-M-1 5.80000% $6,897,000.00 $6,897,000.00 $0.00 $33,335.50 $33,335.50 $0.00 $6,897,000.00
2-M-2 6.05000% $4,598,000.00 $4,598,000.00 $0.00 $23,181.58 $23,181.58 $0.00 $4,598,000.00
2-B-1 6.40000% $1,533,000.00 $1,533,000.00 $0.00 $8,176.00 $8,176.00 $0.00 $1,533,000.00
2-B-2 6.45000% $1,533,000.00 $1,533,000.00 $0.00 $8,239.88 $8,239.88 $0.00 $1,533,000.00
A-R N/A $100.00 $100.00 $100.00 $0.00 $100.00 N/A $0.00
1-P N/A $100.00 $100.00 $0.00 $21,324.68 $21,324.68 N/A $100.00
2-P N/A $100.00 $100.00 $0.00 $0.00 $0.00 N/A $100.00
1-CE N/A $6,494,934.24 $6,494,934.24 $0.00 $1,500,132.94 $1,500,132.94 $0.00 $6,494,934.24
2-CE N/A $3,065,662.94 $3,065,662.94 $0.00 $376,796.97 $376,796.97 $0.00 $3,065,662.94
Totals: $1,172,542,897.18 $1,172,542,897.18 $12,075,082.96 $6,517,375.90 $18,592,458.86 $0.00 $1,160,467,814.22
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
1-A-1 466286AA9 $1,000.00000000 $14.06258863 $3.80555555 $0.00000000 $985.93741137 LIBOR 5.32000%
1-A-2 466286AB7 $1,000.00000000 $23.94874498 $3.73611112 $0.00000000 $976.05125502 SWAP LIBOR 5.32000%
1-A-3 466286AC5 $1,000.00000000 $0.00000000 $3.80555559 $0.00000000 $1,000.00000000
1-A-4 466286AD3 $1,000.00000000 $0.00000000 $3.85416671 $0.00000000 $1,000.00000000
1-A-5 466286AE1 $1,000.00000000 $14.06258869 $3.84027775 $0.00000000 $985.93741131
1-M-1 466286AF8 $1,000.00000000 $0.00000000 $3.89583306 $0.00000000 $1,000.00000000
1-M-2 466286AG6 $1,000.00000000 $0.00000000 $3.90972286 $0.00000000 $1,000.00000000
1-M-3 466286AH4 $1,000.00000000 $0.00000000 $3.92361201 $0.00000000 $1,000.00000000
1-M-4 466286AJ0 $1,000.00000000 $0.00000000 $3.95138799 $0.00000000 $1,000.00000000
1-M-5 466286AK7 $1,000.00000000 $0.00000000 $3.97222171 $0.00000000 $1,000.00000000
1-B-1 466286AL5 $1,000.00000000 $0.00000000 $4.35416628 $0.00000000 $1,000.00000000
1-B-2 466286AM3 $1,000.00000000 $0.00000000 $5.01388915 $0.00000000 $1,000.00000000
2-A-1 466286AP6 $1,000.00000000 $9.02001360 $4.41666672 $0.00000000 $990.97998640
2-A-2 466286AQ4 $1,000.00000000 $0.01207059 $3.75000000 $0.00000000 $999.98792941
2-A-3 466286AR2 $1,000.00000000 $0.00000000 $4.70833326 $0.00000000 $1,000.00000000
2-A-4 466286AS0 $1,000.00000000 $0.00000000 $4.79166673 $0.00000000 $1,000.00000000
2-A-5 466286AT8 $1,000.00000000 $0.00000000 $4.79166667 $0.00000000 $1,000.00000000
2-A-6 466286AU5 $1,000.00000000 $0.00000000 $4.79166688 $0.00000000 $1,000.00000000
2-A-7 466286AV3 $1,000.00000000 $0.00000000 $4.66666684 $0.00000000 $1,000.00000000
2-A-8 466286AW1 $1,000.00000000 $2.17190156 $4.79166655 $0.00000000 $997.82809844
2-M-1 466286AX9 $1,000.00000000 $0.00000000 $4.83333333 $0.00000000 $1,000.00000000
2-M-2 466286AY7 $1,000.00000000 $0.00000000 $5.04166594 $0.00000000 $1,000.00000000
2-B-1 466286AZ4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
2-B-2 466286BA8 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
A-R 466286BE0 $1,000.00000000 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000
1-P 466286BC4 $1,000.00000000 $0.00000000 $213,246.80000000 $0.00000000 $1,000.00000000
2-P 466286BD2 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
1-CE 466286AN1 $1,000.00000000 $0.00000000 $230.96968877 $0.00000000 $1,000.00000000
2-CE 466286BB6 $1,000.00000000 $0.00000000 $122.90880549 $0.00000000 $0.00000000
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
26-Dec-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid (2)
Shortfall
1-A-1 5.48000% $1,446,111.11 $0.00 $0.00 $0.00 $0.00 $1,446,111.11 $0.00
1-A-2 5.38000% $773,617.85 $0.00 $0.00 $0.00 $0.00 $773,617.85 $0.00
1-A-3 5.48000% $249,770.03 $0.00 $0.00 $0.00 $0.00 $249,770.03 $0.00
1-A-4 5.55000% $308,086.67 $0.00 $0.00 $0.00 $0.00 $308,086.67 $0.00
1-A-5 5.53000% $312,613.97 $0.00 $0.00 $0.00 $0.00 $312,613.97 $0.00
1-M-1 5.61000% $59,041.35 $0.00 $0.00 $0.00 $0.00 $59,041.35 $0.00
1-M-2 5.63000% $25,393.65 $0.00 $0.00 $0.00 $0.00 $25,393.65 $0.00
1-M-3 5.65000% $16,989.24 $0.00 $0.00 $0.00 $0.00 $16,989.24 $0.00
1-M-4 5.69000% $17,109.51 $0.00 $0.00 $0.00 $0.00 $17,109.51 $0.00
1-M-5 5.72000% $17,199.72 $0.00 $0.00 $0.00 $0.00 $17,199.72 $0.00
1-B-1 6.27000% $28,280.31 $0.00 $0.00 $0.00 $0.00 $28,280.31 $0.00
1-B-2 7.22000% $21,710.14 $0.00 $0.00 $0.00 $0.00 $21,710.14 $0.00
2-A-1 5.30000% $276,041.67 $0.00 $0.00 $0.00 $0.00 $276,041.67 $0.00
2-A-2 5.40000% $310,672.50 $0.00 $0.00 $0.00 $0.00 $310,672.50 $0.00
2-A-3 5.65000% $109,012.04 $0.00 $0.00 $0.00 $0.00 $109,012.04 $0.00
2-A-4 5.75000% $128,996.46 $0.00 $0.00 $0.00 $0.00 $128,996.46 $0.00
2-A-5 5.75000% $102,062.50 $0.00 $0.00 $0.00 $0.00 $102,062.50 $0.00
2-A-6 5.75000% $112,858.13 $0.00 $0.00 $0.00 $0.00 $112,858.13 $0.00
2-A-7 5.60000% $92,180.67 $0.00 $0.00 $0.00 $0.00 $92,180.67 $0.00
2-A-8 5.75000% $138,440.83 $0.00 $0.00 $0.00 $0.00 $138,440.83 $0.00
2-M-1 5.80000% $33,335.50 $0.00 $0.00 $0.00 $0.00 $33,335.50 $0.00
2-M-2 6.05000% $23,181.58 $0.00 $0.00 $0.00 $0.00 $23,181.58 $0.00
2-B-1 6.40000% $8,176.00 $0.00 $0.00 $0.00 $0.00 $8,176.00 $0.00
2-B-2 6.45000% $8,239.88 $0.00 $0.00 $0.00 $0.00 $8,239.88 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
26-Dec-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS
Supplemental Interest Trust:
Reconciliation:
Available funds (A):
Swap Notional Balance 865,998,034.24 Servicer remittance 18,600,175.81
Funds from A-R Reserve Fund 100.00
Beginning Balance 0.00 Funds from P Reserve Funds 0.00
Deposit 187,031.52 Net Payments to Trust from Swap Counterparty 187,031.52
Withdrawal to cover Realized Losees 0.00 18,787,307.33
Withdrawal to cover Current/Carryforward Interest 0.00
Withdrawal to cover Basis Risk Shortfalls 0.00 Distributions (B):
Withdrawal to Unpaid Realized Loss Amounts allocated 0.00 Securities Administrator Fee (Master Servicer Fee included as portion of SF Fee) 7,816.95
Ending Balance 187,031.52 Deposit to Swap Trust 187,031.52
Net Payments to Counterparty from Swap Trust 0.00
Miscellaneous:
Total interest distributed 6,517,375.90
Servicing Fee retained 0.00 Total principal distributed 12,075,082.96
Current Advances 0.00 18,787,307.33
Applicable mortgage insurance policy premium paybable by any Servicer 0.00
(A) - (B): 0.00
Rate Info:
Group 1
Group 2
Net Mortgage Rate 6.6261% 6.7411%
Pool Net WAC (Pool 1 adjusted for Actual Days) 7.6363% 6.7411%
ACCOUNT ACTIVITY

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
26-Dec-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 6.000%
B) Ending Collateral Balance 854,550,552.71 Senior Enhancement Percentage for purposes of Stepdown 5.320%
C) Current Delinquency Rate (A/B) 0.000%
D) Applicable % 2.400% 1) later of (x) December 2009 NO
(y) Date when Senior Enh % >= 12.00% NO
E) Cumulative Realized Losses 0.00
NO
F) Original Collateral Balance 865,998,034.24
G) Cumulative Loss % ( E / F) 0.000%
H) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount 6,494,934.24
1) Delinquency Rate equals or exceeds applicable limit (C > = D). NO Target Overcollateralization Amount 6,494,934.24
2) Cumulative Loss % exceeds applicable limit (G > H). NO Ending Overcollateralization deficiency amount 0.00
NO
Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A): 1,500,132.94
1) as additional principal to certificates 0.00
2) Unpaid Realized Loss Amounts 0.00
3) Basis Risk Shortfall Amounts 0.00
4) to Supplemental Interest Trust - Swap Term Payments 0.00
5) Remaining Amounts to 1-CE 1,500,132.94
(B): 1,500,132.94
(A)-(B): 0.00
FAIL?: 0
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 5.750%
B) Ending Collateral Balance 305,917,261.51 Senior Enhancement Percentage for purposes of Stepdown 5.557%
C) Current Delinquency Rate (A/B) 0.000%
D) Applicable % 2.300% 1) later of (x) December 2009 NO
(y) Date when Senior Enh % >= 11.50% NO
E) Cumulative Realized Losses 0.00
NO
F) Original Collateral Balance 306,544,762.94
G) Cumulative Loss % ( E / F) 0.000%
H) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $3,065,662.94
1) Delinquency Rate equals or exceeds applicable limit (C > = D). NO Target Overcollateralization Amount $3,065,662.94
2) Cumulative Loss % exceeds applicable limit (G > H). NO Ending Overcollateralization deficiency amount 0.00
NO
Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A): 376,796.97
1) as additional principal to certificates 0.00
2) Unpaid Realized Loss Amounts 0.00
3) Basis Risk Shortfall Amounts 0.00
5) Remaining Amounts to 2-CE 376,796.97
(B): 376,796.97
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS - Pool 2
CREDIT ENHANCEMENT AND TRIGGERS - Pool 1

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,172,542,797.18
12,074,982.96
0.00
1,160,467,814.22
142,063.80
11,077,540.52
855,378.64
0.00
0.00
12,074,982.96
6,775,875.67
272,007.50
0.00
0.00
0.00
0.00
0.00
6,503,868.17
21,324.68
0.00
18,600,175.81
2,858
2,835
0.9897018830
6.93454%
6.65617%
11.79856%
0.00
0.00
0.00
0.00
836,250.00
1
0
0.00
0.00
272,007.50
0.00
0.00
0.00
0.00
0.00
865,998,034.24
11,447,481.53
0.00
854,550,552.71
117,045.61
11,077,540.52
252,895.40
0.00
0.00
11,447,481.53
4,988,470.60
206,640.79
0.00
0.00
0.00
0.00
0.00
4,781,829.81
21,324.68
0.00
16,250,636.02
2,332
2,309
0.9867811692
6.91245%
6.62611%
11.80473%
0.00
0.00
0.00
0.00
836,250.00
1
0
0.00
0.00
206,640.79
0.00
0.00
0.00
0.00
0.00
306,544,762.94
627,501.43
0.00
305,917,261.51
25,018.19
0.00
602,483.24
0.00
0.00
627,501.43
1,787,405.07
65,366.71
0.00
0.00
0.00
0.00
0.00
1,722,038.36
0.00
0.00
2,349,539.79
526
526
0.9979529860
6.99697%
6.74109%
11.78113%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
65,366.71
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
153 11,950,082.77 1.03% 138 10,725,584.08 1.26% 15 1,224,498.69 0.40%
100K to 199.99K
645 97,218,943.92 8.38% 601 90,248,168.04 10.56% 44 6,970,775.88 2.28%
200K to 299.99K
506 124,706,804.75 10.75% 465 114,471,746.09 13.40% 41 10,235,058.66 3.35%
300K to 399.99K
289 100,016,978.85 8.62% 262 90,774,403.20 10.62% 27 9,242,575.65 3.02%
400K to 499.99K
390 176,249,105.88 15.19% 300 135,513,549.67 15.86% 90 40,735,556.21 13.32%
500K to 599.99K
333 180,846,149.47 15.58% 215 116,576,364.41 13.64% 118 64,269,785.06 21.01%
600K to 699.99K
199 127,114,838.09 10.95% 122 77,698,082.17 9.09% 77 49,416,755.92 16.15%
700K to 799.99K
89 66,683,673.58 5.75% 57 42,993,846.15 5.03% 32 23,689,827.43 7.74%
800K to 899.99K
57 47,839,866.55 4.12% 40 33,591,469.01 3.93% 17 14,248,397.54 4.66%
900K to 999.99K
60 57,377,810.86 4.94% 36 34,554,071.09 4.04% 24 22,823,739.77 7.46%
1000K to 1099.99K
29 29,566,293.44 2.55% 19 19,278,493.44 2.26% 10 10,287,800.00 3.36%
1100K to 1199.99K
9 10,068,352.00 0.87% 5 5,640,000.00 0.66% 4 4,428,352.00 1.45%
1200K to 1299.99K
12 14,752,684.48 1.27% 11 13,507,025.85 1.58% 1 1,245,658.63 0.41%
1300K to 1399.99K
7 9,293,341.58 0.80% 4 5,322,341.58 0.62% 3 3,971,000.00 1.30%
1400K to 1499.99K
10 14,404,454.93 1.24% 5 7,149,250.00 0.84% 5 7,255,204.93 2.37%
1500K to 1599.99K
9 13,681,314.49 1.18% 5 7,681,314.49 0.90% 4 6,000,000.00 1.96%
1600K to 1699.99K
7 11,454,600.00 0.99% 6 9,778,100.00 1.14% 1 1,676,500.00 0.55%
1700K to 1799.99K
6 10,393,000.00 0.90% 3 5,170,500.00 0.61% 3 5,222,500.00 1.71%
1800K to 1899.99K
2 3,692,316.40 0.32% 0 0.00 0.00% 2 3,692,316.40 1.21%
1900K to 1999.99K
4 7,690,999.53 0.66% 2 3,870,000.00 0.45% 2 3,820,999.53 1.25%
2000K to 2099.99K
8 16,167,500.00 1.39% 6 12,167,500.00 1.42% 2 4,000,000.00 1.31%
2100K to 2199.99K
2 4,220,000.00 0.36% 2 4,220,000.00 0.49% 0 0.00 0.00%
2200K to 2299.99K
2 4,460,000.00 0.38% 2 4,460,000.00 0.52% 0 0.00 0.00%
2300K to 2399.99K
1 2,398,743.44 0.21% 1 2,398,743.44 0.28% 0 0.00 0.00%
2500K to 2599.99K
2 5,060,000.00 0.44% 1 2,560,000.00 0.30% 1 2,500,000.00 0.82%
2900K to 2999.99K
2 5,959,959.21 0.51% 0 0.00 0.00% 2 5,959,959.21 1.95%
3000K to 3099.99K
1 3,000,000.00 0.26% 0 0.00 0.00% 1 3,000,000.00 0.98%
4200K to 4299.99K
1 4,200,000.00 0.36% 1 4,200,000.00 0.49% 0 0.00 0.00%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Remaining Principal Balance
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K 1600K to 1699.99K 1700K to 1799.99K
1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 2100K to 2199.99K 2200K to 2299.99K 2300K to 2399.99K 2500K to 2599.99K 2900K to 2999.99K 3000K to 3099.99K
4200K to 4299.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.49%
3 1,642,071.00 0.14% 2 1,035,871.00 0.12% 1 606,200.00 0.20%
5.50% - 5.99%
43 19,578,142.23 1.69% 36 13,734,655.99 1.61% 7 5,843,486.24 1.91%
6.00% - 6.49%
445 193,441,403.30 16.67% 364 146,969,035.45 17.20% 81 46,472,367.85 15.19%
6.50% - 6.99%
1,209 492,928,721.38 42.48% 1,002 373,204,738.04 43.67% 207 119,723,983.34 39.14%
7.00% - 7.49%
576 227,010,890.26 19.56% 475 168,289,941.90 19.69% 101 58,720,948.36 19.20%
7.50% - 7.99%
389 174,115,201.13 15.00% 297 116,865,981.50 13.68% 92 57,249,219.63 18.71%
8.00% - 8.49%
106 36,549,960.49 3.15% 82 21,981,855.98 2.57% 24 14,568,104.51 4.76%
8.50% - 8.99%
54 13,681,315.71 1.18% 41 10,948,364.13 1.28% 13 2,732,951.58 0.89%
9.00% - 9.49%
7 1,247,168.36 0.11% 7 1,247,168.36 0.15% 0 0.00 0.00%
9.50% - 9.99%
3 272,940.36 0.02% 3 272,940.36 0.03% 0 0.00 0.00%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.91%
Group 2 Weighted Average Rate: 7.00%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.99%
1 58,485.47 0.01% 1 58,485.47 0.01% 0 0.00 0.00%
2.00% - 2.99%
2,652 1,113,602,667.06 95.96% 2,131 808,935,521.87 94.66% 521 304,667,145.19 99.59%
3.00% - 3.99%
142 37,031,692.06 3.19% 139 36,163,815.01 4.23% 3 867,877.05 0.28%
4.00% - 4.99%
40 9,774,969.63 0.84% 38 9,392,730.36 1.10% 2 382,239.27 0.12%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.48%
Group 2 Weighted Average Margin: 2.29%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
2,835 1,160,467,814.22 100.00% 2,309 854,550,552.71 100.00% 526 305,917,261.51 100.00%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 0.00%
Group 2 Weighted Average Lifetime Rate Floor: 0.00%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00% - 10.99%
35 16,357,557.20 1.41% 27 9,907,870.96 1.16% 8 6,449,686.24 2.11%
11.00% - 11.99%
1,483 614,893,988.36 52.99% 1,213 457,066,621.92 53.49% 270 157,827,366.44 51.59%
12.00% - 12.99%
974 410,510,780.31 35.37% 774 289,714,609.27 33.90% 200 120,796,171.04 39.49%
13.00% - 13.99%
264 101,549,546.00 8.75% 219 81,064,072.89 9.49% 45 20,485,473.11 6.70%
14.00% - 14.99%
69 15,635,833.63 1.35% 66 15,277,268.95 1.79% 3 358,564.68 0.12%
15.00% - 15.99%
10 1,520,108.72 0.13% 10 1,520,108.72 0.18% 0 0.00 0.00%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.09%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.04%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,875 594,676,004.25 51.24% 1,808 566,106,960.54 66.25% 67 28,569,043.71 9.34%
12
960 565,791,809.97 48.76% 501 288,443,592.17 33.75% 459 277,348,217.80 90.66%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,874 594,320,004.25 51.21% 1,807 565,750,960.54 66.20% 67 28,569,043.71 9.34%
12
961 566,147,809.97 48.79% 502 288,799,592.17 33.80% 459 277,348,217.80 90.66%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
955 562,661,977.27 48.49% 498 286,706,335.97 33.55% 457 275,955,641.30 90.21%
1 Year Treasury or CMT
5 3,129,832.70 0.27% 3 1,737,256.20 0.20% 2 1,392,576.50 0.46%
6 Month LIBOR
1,875 594,676,004.25 51.24% 1,808 566,106,960.54 66.25% 67 28,569,043.71 9.34%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
8 4,393,750.91 0.38% 1 59,900.94 0.01% 7 4,333,849.97 1.42%
Condominium
202 68,784,145.19 5.93% 169 48,356,025.89 5.66% 33 20,428,119.30 6.68%
Multifamily
105 36,988,591.29 3.19% 91 29,711,564.93 3.48% 14 7,277,026.36 2.38%
Other
303 96,070,927.66 8.28% 261 77,487,750.74 9.07% 42 18,583,176.92 6.07%
Planned Unit Development
641 286,476,324.43 24.69% 523 215,630,567.32 25.23% 118 70,845,757.11 23.16%
Single Family
1,576 667,754,074.74 57.54% 1,264 483,304,742.89 56.56% 312 184,449,331.85 60.29%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
3 902,948.91 0.08% 3 902,948.91 0.11% 0 0.00 0.00%
2006
2,832 1,159,564,865.31 99.92% 2,306 853,647,603.80 99.89% 526 305,917,261.51 100.00%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00%- 4.99%
2,835 1,160,467,814.22 100.00% 2,309 854,550,552.71 100.00% 526 305,917,261.51 100.00%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 1
Group 2 Weighted Average LTV: 1
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
1 906,405.12 0.08% 0 0.00 0.00% 1 906,405.12 0.30%
337 - 360
2,814 1,149,378,111.36 99.04% 2,300 847,758,431.93 99.21% 514 301,619,679.43 98.60%
457 - 480
20 10,183,297.74 0.88% 9 6,792,120.78 0.79% 11 3,391,176.96 1.11%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 357
Group 2 Weighted Average Remaining Amortization Months: 359

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
1 906,405.12 0.08% 0 0.00 0.00% 1 906,405.12 0.30%
337 - 360
2,814 1,149,378,111.36 99.04% 2,300 847,758,431.93 99.21% 514 301,619,679.43 98.60%
457 - 480
20 10,183,297.74 0.88% 9 6,792,120.78 0.79% 11 3,391,176.96 1.11%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Group 2 Weighted Average Remaining Months: 359
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
1 906,405.12 0.08% 0 0.00 0.00% 1 906,405.12 0.30%
337 - 360
2,814 1,149,378,111.36 99.04% 2,300 847,758,431.93 99.21% 514 301,619,679.43 98.60%
457 - 480
20 10,183,297.74 0.88% 9 6,792,120.78 0.79% 11 3,391,176.96 1.11%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 361
Group 2 Weighted Average Original Amortization Months: 361
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
1 906,405.12 0.08% 0 0.00 0.00% 1 906,405.12 0.30%
337 - 360
2,814 1,149,378,111.36 99.04% 2,300 847,758,431.93 99.21% 514 301,619,679.43 98.60%
457 - 480
20 10,183,297.74 0.88% 9 6,792,120.78 0.79% 11 3,391,176.96 1.11%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 361
Group 2 Weighted Average Original Remaining Months: 361

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
24 7,572,451.69 0.65% 24 7,572,451.69 0.89% 0 0.00 0.00%
ALASKA
1 110,300.00 0.01% 1 110,300.00 0.01% 0 0.00 0.00%
ARIZONA
145 53,725,593.85 4.63% 124 39,876,690.13 4.67% 21 13,848,903.72 4.53%
ARKANSAS
3 1,524,647.97 0.13% 2 813,047.97 0.10% 1 711,600.00 0.23%
CALIFORNIA
690 376,885,093.00 32.48% 536 278,044,264.97 32.54% 154 98,840,828.03 32.31%
COLORADO
49 14,998,755.54 1.29% 40 10,632,662.79 1.24% 9 4,366,092.75 1.43%
CONNECTICUT
26 13,210,430.70 1.14% 18 8,022,232.64 0.94% 8 5,188,198.06 1.70%
DELAWARE
8 2,915,107.88 0.25% 8 2,915,107.88 0.34% 0 0.00 0.00%
DISTRICT OF COLUMBIA
9 4,820,361.82 0.42% 6 3,384,961.82 0.40% 3 1,435,400.00 0.47%
FLORIDA
512 176,524,124.89 15.21% 449 143,228,760.79 16.76% 63 33,295,364.10 10.88%
GEORGIA
51 14,456,668.61 1.25% 43 11,182,720.23 1.31% 8 3,273,948.38 1.07%
HAWAII
20 9,663,648.13 0.83% 17 8,076,865.05 0.95% 3 1,586,783.08 0.52%
IDAHO
9 2,001,961.20 0.17% 9 2,001,961.20 0.23% 0 0.00 0.00%
ILLINOIS
88 28,015,151.64 2.41% 72 21,164,818.34 2.48% 16 6,850,333.30 2.24%
INDIANA
15 2,300,559.62 0.20% 13 1,997,359.62 0.23% 2 303,200.00 0.10%
IOWA
4 833,250.90 0.07% 4 833,250.90 0.10% 0 0.00 0.00%
KENTUCKY
9 2,020,555.03 0.17% 5 599,054.10 0.07% 4 1,421,500.93 0.46%
LOUISIANA
12 2,342,800.97 0.20% 12 2,342,800.97 0.27% 0 0.00 0.00%
MARYLAND
98 33,898,846.05 2.92% 83 25,903,767.84 3.03% 15 7,995,078.21 2.61%
MASSACHUSETTS
21 12,394,785.43 1.07% 9 2,679,574.84 0.31% 12 9,715,210.59 3.18%
MICHIGAN
111 28,564,066.99 2.46% 98 23,670,852.45 2.77% 13 4,893,214.54 1.60%
MINNESOTA
22 6,863,976.83 0.59% 17 4,474,831.83 0.52% 5 2,389,145.00 0.78%
MISSISSIPPI
3 606,370.79 0.05% 3 606,370.79 0.07% 0 0.00 0.00%
MISSOURI
14 4,679,711.55 0.40% 12 3,361,237.30 0.39% 2 1,318,474.25 0.43%
MONTANA
2 1,014,000.00 0.09% 2 1,014,000.00 0.12% 0 0.00 0.00%
NEBRASKA
5 849,977.29 0.07% 5 849,977.29 0.10% 0 0.00 0.00%
NEVADA
97 39,556,295.24 3.41% 73 28,296,929.84 3.31% 24 11,259,365.40 3.68%
NEW HAMPSHIRE
1 588,000.00 0.05% 0 0.00 0.00% 1 588,000.00 0.19%
NEW JERSEY
68 46,139,006.16 3.98% 40 22,657,356.89 2.65% 28 23,481,649.27 7.68%
NEW MEXICO
10 3,287,357.88 0.28% 8 2,521,357.88 0.30% 2 766,000.00 0.25%
NEW YORK
96 58,941,243.71 5.08% 53 27,994,571.70 3.28% 43 30,946,672.01 10.12%
NORTH CAROLINA
30 8,867,103.99 0.76% 24 5,773,471.46 0.68% 6 3,093,632.53 1.01%
OHIO
51 10,448,398.82 0.90% 38 7,482,952.54 0.88% 13 2,965,446.28 0.97%
OKLAHOMA
3 619,200.00 0.05% 2 271,200.00 0.03% 1 348,000.00 0.11%
OREGON
48 17,225,110.62 1.48% 40 12,871,690.36 1.51% 8 4,353,420.26 1.42%
PENNSYLVANIA
30 8,858,819.95 0.76% 24 5,445,071.75 0.64% 6 3,413,748.20 1.12%
RHODE ISLAND
4 1,826,715.18 0.16% 3 1,371,715.18 0.16% 1 455,000.00 0.15%
SOUTH CAROLINA
49 12,793,302.58 1.10% 44 10,076,991.48 1.18% 5 2,716,311.10 0.89%
SOUTH DAKOTA
1 164,720.00 0.01% 1 164,720.00 0.02% 0 0.00 0.00%
TENNESSEE
32 7,969,502.48 0.69% 29 6,705,652.48 0.78% 3 1,263,850.00 0.41%
TEXAS
49 18,624,226.53 1.60% 42 15,672,508.75 1.83% 7 2,951,717.78 0.96%
UTAH
30 11,790,260.74 1.02% 26 10,543,923.59 1.23% 4 1,246,337.15 0.41%
VIRGIN ISLANDS
18 13,239,566.48 1.14% 18 13,239,566.48 1.55% 0 0.00 0.00%
VIRGINIA
86 37,354,195.79 3.22% 65 25,935,677.94 3.04% 21 11,418,517.85 3.73%
WASHINGTON
164 55,605,914.97 4.79% 151 48,564,352.13 5.68% 13 7,041,562.84 2.30%
WEST VIRGINIA
7 1,130,429.54 0.10% 7 1,130,429.54 0.13% 0 0.00 0.00%
WISCONSIN
9 1,852,971.77 0.16% 8 1,678,215.87 0.20% 1 174,755.90 0.06%
WYOMING
1 792,273.42 0.07% 1 792,273.42 0.09% 0 0.00 0.00%
Total
2,835
1,160,467,814.22
100.00%
2,309
854,550,552.71
100.00%
526
305,917,261.51
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
NEW YORK
VIRGINIA
MARYLAND
MICHIGAN
NEW JERSEY
ILLINOIS
TEXAS
VIRGIN ISLANDS
OREGON
GEORGIA
COLORADO
UTAH
SOUTH CAROLINA
HAWAII
CONNECTICUT
ALABAMA
OHIO
TENNESSEE
NORTH CAROLINA
PENNSYLVANIA
MINNESOTA
DISTRICT OF
COLUMBIA
MISSOURI
DELAWARE
MASSACHUSETTS
NEW MEXICO
LOUISIANA
IDAHO
INDIANA
WISCONSIN
RHODE ISLAND
WEST VIRGINIA
MONTANA
NEBRASKA
IOWA
ARKANSAS
WYOMING
MISSISSIPPI
KENTUCKY
OKLAHOMA
SOUTH DAKOTA
ALASKA
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
NEW JERSEY
ARIZONA
VIRGINIA
NEVADA
MASSACHUSETTS
MARYLAND
WASHINGTON
ILLINOIS
CONNECTICUT
MICHIGAN
COLORADO
OREGON
PENNSYLVANIA
GEORGIA
NORTH CAROLINA
OHIO
TEXAS
SOUTH CAROLINA
MINNESOTA
HAWAII
DISTRICT OF
COLUMBIA
KENTUCKY
MISSOURI
TENNESSEE
UTAH
NEW MEXICO
ARKANSAS
NEW HAMPSHIRE
RHODE ISLAND
OKLAHOMA
INDIANA
WISCONSIN
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,745
1,126,800,222.70
97.10%
1,126,902,307.59
90
33,667,591.52
2.90%
33,679,319.46
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,835
1,160,467,814.22
1,160,581,627.05
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,745
1,126,800,222.70
97.10%
1,126,902,307.59
90
33,667,591.52
2.90%
33,679,319.46
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,835
1,160,467,814.22
100.00%
1,160,581,627.05
All Groups
Current
30 - 59
days
Current 97.1%
30 - 59 days 2.9%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,225
825,637,444.19
96.62%
825,719,408.11
84
28,913,108.52
3.38%
28,924,836.46
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,309
854,550,552.71
854,644,244.57
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,225
825,637,444.19
96.62%
825,719,408.11
84
28,913,108.52
3.38%
28,924,836.46
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,309
854,550,552.71
100.00%
854,644,244.57
Group 1
Current
30 - 59 days
Current 96.6%
30 - 59 days 3.4%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
520
301,162,778.51
98.45%
301,182,899.48
6
4,754,483.00
1.55%
4,754,483.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
526
305,917,261.51
305,937,382.48
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
520
301,162,778.51
98.45%
301,182,899.48
6
4,754,483.00
1.55%
4,754,483.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
526
305,917,261.51
100.00%
305,937,382.48
Group 2
Current
30 - 59 days
Current 98.4%
30 - 59 days 1.6%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
90 33,667,591.52 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
90
33,667,591.52
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
90
33,667,591.52
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
90
33,667,591.52
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
84 28,913,108.52 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
84
28,913,108.52
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
84
28,913,108.52
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
84
28,913,108.52
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
6 4,754,483.00 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
6
4,754,483.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
6
4,754,483.00
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
6
4,754,483.00
100.00%
Group 2
85.88
0.00
0.00
0.00
14.12
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
85.88
0.00
0.00
0.00
14.12
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
90 33,667,591.52
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
84 28,913,108.52
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
6 4,754,483.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Group 1
Group 2
Total
Current
14.62%
11,330,435.92
2.33%
602,483.24
11.55%
11,932,919.16
Life CPR
14.62% 2.33% 11.55%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
12/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
12/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
23 11,086,323.00 11,077,540.52 0.00 865,998,034.24
TOTAL:
23
11,086,323.00
11,077,540.52
0.00
1.28%
98.72%
1
Prepayment 1.28%
Liquidation 0.00%
Beginning Balance 98.72%
Total: 100.00%
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
131096104 418,036.00 417,331.59 416,976.35 0.00 0.00 0.00 Voluntary PIF
11/22/2006
355.24 6.875%
0.00
144085227 937,492.00 937,492.00 936,924.07 0.00 0.00 0.00 Voluntary PIF
11/16/2006
567.93 8.500%
0.00
145099816 1,000,000.00 1,000,000.00 1,000,000.00 0.00 0.00 0.00 Voluntary PIF
11/22/2006
0.00 8.500%
0.00
145740448 735,000.00 735,000.00 735,000.00 0.00 0.00 0.00 Voluntary PIF
11/15/2006
0.00 8.500%
0.00
150799357 585,000.00 585,000.00 585,000.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 8.500%
0.00
150854087 529,600.00 529,600.00 529,600.00 0.00 0.00 0.00 Voluntary PIF
11/16/2006
0.00 6.500%
0.00
1844573522 591,300.00 591,195.22 591,194.94 0.00 0.00 0.00 Voluntary PIF
11/29/2006
0.28 6.375%
0.00
1845774235 187,055.00 187,055.00 187,055.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 8.125%
0.00
500961542 408,000.00 408,000.00 408,000.00 0.00 0.00 0.00 Voluntary PIF
11/15/2006
0.00 7.375%
0.00
500973774 145,000.00 143,822.86 143,688.43 0.00 0.00 0.00 Voluntary PIF
11/17/2006
134.43 6.625%
0.00
501002190 836,250.00 836,250.00 836,250.00 0.00 0.00 0.00 Voluntary PIF
11/29/2006
0.00 6.375%
21,324.68
501019438 292,500.00 290,586.76 290,379.68 0.00 0.00 0.00 Voluntary PIF
11/28/2006
207.08 8.000%
0.00
501022379 500,000.00 500,000.00 500,000.00 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 6.000%
0.00
501030694 383,200.00 383,200.00 383,200.00 0.00 0.00 0.00 Voluntary PIF
11/28/2006
0.00 7.500%
0.00
501035650 588,000.00 588,000.00 588,000.00 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 6.625%
0.00
501057216 325,000.00 325,000.00 325,000.00 0.00 0.00 0.00 Voluntary PIF
11/17/2006
0.00 6.750%
0.00
501093406 170,350.00 170,204.56 170,204.56 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 5.875%
0.00
501101121 168,290.00 167,625.63 167,490.34 0.00 0.00 0.00 Voluntary PIF
11/24/2006
135.29 7.250%
0.00
501103419 530,000.00 530,000.00 530,000.00 0.00 0.00 0.00 Voluntary PIF
11/16/2006
0.00 8.250%
0.00
501113917 250,000.00 250,000.00 250,000.00 0.00 0.00 0.00 Voluntary PIF
11/24/2006
0.00 6.125%
0.00
501117483 670,000.00 670,000.00 670,000.00 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 6.875%
0.00
501131212 611,250.00 609,583.29 609,021.69 0.00 0.00 0.00 Voluntary PIF
11/30/2006
561.60 6.500%
0.00
501153634 225,000.00 224,704.64 224,555.46 0.00 0.00 0.00 Voluntary PIF
11/30/2006
149.18 8.125%
0.00

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Total:
23
11,086,323.00
11,079,651.55
2,111.03
11,077,540.52
0.00
0.00
0.00
21,324.68

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A7
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
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U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #